THRIVENT CHURCH LOAN AND INCOME FUND
Registrant CIK 0001721413
Form N-CEN for
Fiscal Year Ended 03/31/2023
PART G: Attachments
Item G.1.a.ii. Provision of financial support
(a)
Description of nature of support:
Seed capital investment in the Registrant.
(b)
Person providing support:
Thrivent Financial for Lutherans (TFL).
(c)
Brief description of relationship between the person providing support and the Registrant
: The
Registrant’s investment adviser, Thrivent Asset Management, LLC, is a wholly-owned subsidiary of TFL.
(d)
Date support provided:
1. 5/23/2022: $800,000
2. 8/17/2022: $1,100,000
3. 2/15/2023: $3,800,000
4. 2/22/2023: $1,800,000
5. 2/24/2023: $800,000
6. 3/14/2023: $500,000
(e)
Amount of support:
See above.
(f)
Security supported (if applicable):
Not applicable.
(g)
Value of security supported on date support was initiated (if applicable):
Not applicable.
(h)
Brief description of reason for support:
1. For Dates 1. and 2. above, TFL made seed capital investments in the Registrant to provide available capital for investment.
2. For Dates 3. through 6. above, TFL made seed capital investments in the Registrant to provide available liquid capital for shareholder redemptions during the Fund’s winding-down period.
(i)
Term of support:
None.
(j)
Brief description of any contractual restrictions relating to support:
None.